ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	45.4%
A&D Mortgage Trust Series 2024-NQM5(a)(b) 7.71%, 11/25/69		$6,308,000	$6,345,716
A&D Mortgage Trust Series 2025-NQM4(a) 7.15%, 10/25/70		4,000,000	4,018,642
ACHM Trust Series 2025-HE1(a) 6.80%, 03/25/55		8,457,810	8,656,398
ACHM Trust Series 2025-HE3(a)(b) 7.48%, 11/25/55		1,406,000	1,405,959
ACHM Trust Series 2025-HE3(a)(b) 8.46%, 11/25/55		1,125,000	1,124,986
ADMT Series 2024-NQM6(a)(b) 7.30%, 01/25/70		4,000,000	4,079,006
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 9.89%, 05/17/32		481,021	497,820
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 8.04%, 09/15/32		697,210	708,679
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 11.40%, 09/15/32		4,067,059	4,177,492
Ally Bank Auto Credit-Linked Notes Series 2025-A(a) 10.22%, 06/15/33		4,151,607	4,181,678
Aqua Finance Issuer Trust Series 2025-A(a) 6.77%, 12/19/50		1,873,384	1,917,325
Aqua Finance Trust Series 2024-A(a) 6.53%, 04/18/50		4,000,000	4,035,088
Avant Credit Card Master Trust Series 2024-1A(a) 8.80%, 04/15/30		20,280,000	20,665,058
Avant Credit Card Master Trust Series 2024-1A(a) 13.15%, 04/15/30		17,000,000	17,640,132
Avant Credit Card Master Trust Series 2024-1A(a) 8.98%, 05/15/29		7,000,000	7,069,016
Avant Credit Card Master Trust Series 2025-1A(a) 7.67%, 04/15/31		15,619,000	15,623,761
Avant Credit Card Master Trust Series 2025-1A(a) 10.79%, 04/15/31		6,056,000	6,055,956
Avant Loans Funding Trust Series 2023-REV1 (Step to 12.31% on 1/15/26)(a)(c) 12.12%, 09/15/32		4,200,000	4,321,202
Avant Loans Funding Trust Series 2023-REV1(a)(d) 12.75%, 07/15/34		11,420,000	11,418,994
Avant Loans Funding Trust Series 2024-REV1(a) 8.00%, 10/15/33		12,445,000	12,731,107
Avant Loans Funding Trust Series 2024-REV1(a) 9.00%, 10/15/33		4,070,000	3,848,623
Avant Loans Funding Trust Series 2025-REV1(a) 12.81%, 05/15/34		4,988,000	5,183,735
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(b) 7.47%, 12/26/31		590,191	596,787

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
BHG Securitization Trust Series 2025-1CON(a) 8.62%, 04/17/36		$2,000,000	$2,082,667
BHG Securitization Trust Series 2025-2CON(a) 5.95%, 09/17/36		4,250,000	4,247,869
BHG Securitization Trust Series 2025-2CON(a) 7.76%, 09/17/36		3,000,000	3,041,784
Builders Capital Loan Acquisition Trust Series 2024-NPL1(a)(e) 9.00%, 09/25/29		20,000,000	20,025,362
Capital Four CLO VII DAC Series 7A (Floating, Euribor 3M + 6.79%, 6.79% Floor)(a)(b) 8.86%, 04/25/37		1,000,000	1,177,363
Carmax Select Receivables Trust Series 2025-B(a)(f)(g) 0.00%, 09/15/32		9,899	7,228,489
Cascade Funding Mortgage Trust Series 2024-RM5(a)(b) 4.00%, 10/25/54		18,000,000	16,296,923
Cascade Funding Mortgage Trust Series 2025-HB16(a) 3.00%, 03/25/35		3,000,000	2,862,829
Cascade MH Asset Trust Series 2024-MH1(a)(b)(d) 8.22%, 11/25/56		8,936,000	7,966,971
Cascade MH Asset Trust Series 2024-MH1(a)(d)(g)(h) 0.00%, 11/25/56		132,358,539	3,240,535
CFMT LLC Series 2024-HB15(a) 4.00%, 08/25/34		4,000,000	3,860,518
CFMT LLC Series 2024-NR1(a)(e) 9.32%, 11/25/29		10,000,000	10,143,284
Chase Auto Owner Trust Series 2024-1A(a)(f) 0.00%, 06/25/31		8,850	1,345,016
Chase Auto Owner Trust Series 2024-2A(a)(f) 0.00%, 08/25/31		6,875	1,534,483
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		12,444,702	12,361,540
Cross Mortgage Trust Series 2023-H1(a)(b) 8.29%, 03/25/68		2,618,000	2,640,947
Deutsche Bank AG (Floating, U.S. SOFR + 7.25%)(a)(b)(d) 11.23%, 01/21/35		8,000,000	8,060,000
EFMT Series 2024-RM3(a) 5.00%, 12/25/54		3,261,715	3,127,474
EFMT Series 2025-CES2(a) 7.53%, 03/25/50		6,477,000	6,561,494
EFMT Series 2025-CES2(a)(b) 8.52%, 03/25/50		3,445,000	3,488,243
EFMT Series 2025-RM1(a) 5.00%, 05/25/55		8,413,257	7,298,402
EFMT Series 2025-RM2(a) 4.75%, 08/25/55		2,800,000	2,561,413
EFMT Series 2025-RM2(a) 4.75%, 08/25/55		2,800,000	2,458,170

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
EFMT Series 2025-RM3(a)(b) 4.75%, 09/25/55		$2,200,000	$2,023,931
EFMT Series 2025-RM3(a) 4.75%, 09/25/55		4,700,000	4,085,160
FAT Brands Fazoli's Native I LLC Series 2021-1(a)(d) 7.00%, 07/25/51		15,340,324	14,338,082
FAT Brands GFG Royalty I LLC Series 2021-1A(a)(d)(e) 7.00%, 07/25/51		15,072,000	14,125,213
FIGRE Trust Series 2024-HE2(a) 8.20%, 05/25/54		2,000,000	2,104,337
FIGRE Trust Series 2024-HE3(a) 7.55%, 07/25/54		2,000,000	2,071,961
FIGRE Trust Series 2024-HE5(a) 7.01%, 10/25/54		4,109,000	4,162,437
FIGRE Trust Series 2025-HE2(a)(b)(i) 8.73%, 04/25/30		5,000,000	5,275,704
FIGRE Trust Series 2025-HE3(a) 6.77%, 05/25/55		1,750,000	1,821,492
FIGRE Trust Series 2025-HE3(a)(b) 8.10%, 05/25/55		1,750,000	1,863,788
FIGRE Trust Series 2025-HE3(a)(b) 9.08%, 05/25/55		1,600,000	1,708,034
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,512,386	2,686,429
Foundation Finance Trust Series 2025-1A(a) 8.37%, 04/15/50		4,874,083	4,934,492
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(d)(f) 0.00%, 06/25/52		50,000	1,754,322
GoodLeap Home Improvement Solutions Trust Series 2024-1(a) 8.94%, 10/20/46		841,147	874,027
GreenSky Home Improvement Issuer Trust Series 2025-1A(a) 8.65%, 03/25/60		2,000,000	2,061,849
Harvest CLO Series 6A (Floating, Euribor 3M + 8.24%)(a)(b) 10.32%, 07/15/38		1,500,000	1,773,055
Harvest SBA Loan Trust Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 3.75%)(a)(b) 7.75%, 12/25/51		2,823,739	2,871,165
Hertz Vehicle Financing III LLC Series 2024-2A(a) 9.41%, 01/27/31		6,250,000	6,608,481
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		1,854,921	1,836,981
HTAP Issuer Trust Series 2024-2(a) 6.50%, 04/25/42		10,643,044	10,632,988
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(b) 9.17%, 05/20/32		879,363	902,635
Huntington Bank Auto Credit-Linked Notes Series 2025-1 (Floating, U.S. 30-Day Average SOFR + 3.50%)(a)(b) 7.42%, 03/21/33		3,451,142	3,474,665

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(b) 7.75%, 01/20/35		$3,000,000	$2,997,573
Legato Euro CLO II DAC Series 2A (Floating, Euribor 3M + 3.15%)(a)(b)(g) 5.19%, 07/15/40		8,500,000	9,989,201
Lendingpoint Asset Securitization Trust Series 2022-C(a)(d)(g)(j) 13.09%, 02/15/30		6,400,000	—
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,995,775
LOFT Series 2024-1A (Floating, U.S. SOFR + 3.75%, 3.75% Floor)(a)(b)(d) 7.63%, 05/21/34		1,840,000	1,840,000
LOFT Series 2024-1A (Floating, U.S. SOFR + 10.50%, 10.50% Floor)(a)(b)(d) 14.38%, 05/21/34		2,400,000	2,328,000
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,889,906
Momnt Technologies Trust Series 2023-1A(a)(g) 8.29%, 03/20/45		3,000,000	3,091,807
Momnt Technologies Trust Series 2023-1A(a)(g) 11.24%, 03/20/45		9,180,000	8,415,461
MPOWER Education Trust Series 2024-A(a) 8.35%, 07/22/41		4,360,757	4,474,941
MPOWER Education Trust Series 2024-A(a) 11.25%, 07/22/41		5,965,000	6,088,786
MPOWER Education Trust Series 2025-A(a) 8.47%, 07/21/42		8,000,000	8,223,442
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		3,159,779	3,107,620
Octane Receivables Trust Series 2024-RVM1(a) 8.42%, 01/22/46		2,000,000	2,078,686
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,058,720
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,068,544
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 7.03%, 10/17/31		2,250,000	2,276,348
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 9.49%, 10/17/31		3,000,000	3,023,495
Onity Loan Investment Trust Series 2024-HB2(a) 5.00%, 08/25/37		2,000,000	1,961,115
Oportun Funding Trust Series 2024-3(a) 9.60%, 08/15/29		4,000,000	4,045,791
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		904,753	894,542
Oportun Issuance Trust Series 2025-A(a) 7.25%, 02/08/33		8,500,000	8,482,004
Oportun Issuance Trust Series 2025-A(a) 10.00%, 02/08/33		6,500,000	6,495,615

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oportun Issuance Trust Series 2025-B(a) 9.40%, 05/09/33		$3,000,000	$3,023,824
Oportun Issuance Trust Series 2025-C(a) 5.91%, 07/08/33		13,000,000	12,858,880
Oportun Issuance Trust Series 2025-C(a) 9.20%, 07/08/33		12,500,000	12,445,649
Pagaya AI Debt Grantor Trust Series 2025-1(a) 10.08%, 07/15/32		1,111,240	1,140,263
Pagaya AI Debt Grantor Trust Series 2025-5(a) 5.87%, 03/15/33		2,499,903	2,505,669
PenFed Auto Receivables Owner Trust Series 2024-A(a)(f) 0.00%, 09/15/32		37,500	4,131,524
PenFed Auto Receivables Owner Trust Series 2025-A(a)(f) 0.00%, 10/17/33		40,000	5,778,426
Penta CLO 19 DAC Series 2025-19A (Floating, Euribor 3M + 8.57%)(a)(b) 10.70%, 07/15/38		1,300,000	1,543,729
Point Securitization Trust Series 2025-1(a) 6.25%, 06/25/55		946,107	949,869
PRET Trust Series 2025-RPL1 (Step to 4.46% on 2/25/29)(a)(c) 4.00%, 07/25/69		2,000,000	1,900,319
PRET Trust Series 2025-RPL1 (Step to 4.46% on 2/25/29)(a)(c) 4.00%, 07/25/69		8,000,000	7,474,161
PRET Trust Series 2025-RPL1 (Step to 4.46% on 2/25/29)(a)(c) 4.00%, 07/25/69		3,000,000	2,771,567
PRET Trust Series 2025-RPL2 (Step to 4.25% on 4/25/29)(a)(c) 4.00%, 08/25/64		7,000,000	6,420,302
PRET Trust Series 2025-RPL4 (Step to 4.47% on 1/25/30)(a)(c) 4.00%, 03/25/65		3,000,000	2,779,583
PRET Trust Series 2025-RPL5 (Step to 4.49% on 11/25/29)(a)(c) 4.15%, 01/25/70		1,000,000	908,866
PRET Trust Series 2025-RPL5 (Step to 4.49% on 11/25/29)(a)(c) 4.15%, 01/25/70		3,000,000	2,638,604
PRKCM Trust Series 2025-AFC1(a)(b) 6.81%, 10/25/60		4,206,000	4,114,639
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,375,141	2,351,508
Providus CLO XII DAC Series 12A (Floating, Euribor 3M + 8.57%)(a)(b) 10.59%, 08/18/38		1,000,000	1,193,072
PRPM LLC Series 2024-7 (Step to 11.84% on 12/25/27)(a)(c) 8.84%, 11/25/29		5,000,000	5,002,950

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
PRPM LLC Series 2025-RCF2 (Step to 5.00% on 5/25/29)(a)(c) 4.00%, 10/25/64		$5,000,000	$4,765,430
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 6.42%, 6.42% Floor)(a)(b) 8.43%, 04/15/39		1,280,000	1,505,027
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		2,229,108	2,219,511
SAIF Securitization Trust Series 2025-CES1(a) 7.23%, 06/25/65		3,990,500	4,001,991
Saluda Grade Alternative Mortgage Trust Series 2025-FIG6(a)(b) 8.90%, 01/25/56		8,000,000	8,003,066
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 2.95%)(a)(b) 6.90%, 06/25/55		1,500,000	1,501,324
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 4.00%)(a)(b) 7.95%, 06/25/55		4,000,000	4,018,798
Saluda Grade Alternative Mortgage Trust Series 2025-LOC4 (Floating, U.S. 30-Day Average SOFR + 5.00%)(a)(b) 8.95%, 06/25/55		1,000,000	1,004,637
Saluda Grade Alternative Mortgage Trust Series 2025-NPL1 (Step to 12.05% on 1/25/28)(a)(c) 9.05%, 01/25/30		6,000,000	6,041,514
Saluda Grade Alternative Mortgage Trust Series 2025-NPL2(a)(e) 7.77%, 05/25/30		6,337,330	6,388,713
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		30,304	30,331
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		4,789,495	5,037,430
Santander Bank Auto Credit-Linked Notes Series 2025-A(a) 7.34%, 01/16/34		9,000,000	9,020,036
Santander Mortgage Asset Receivable Trust Series 2025-NQM2(a)(b) 7.15%, 02/25/65		3,214,800	3,163,471
SBNA Auto Receivables Trust Series 2025-SF1(a) 8.71%, 06/15/33		3,500,000	3,552,512
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,500,000	7,672,554
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,819,368
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		4,000,000	4,163,454
Service Experts Issuer LLC Series 2025-1A(a) 7.62%, 01/20/37		5,000,000	5,020,649
Silver Point Euro CLO 1 DAC Series 1A (Floating, Euribor 3M + 3.00%)(a)(b) 5.10%, 01/15/39		9,500,000	11,164,401
Silver Point Euro CLO 1 DAC Series 1A (Floating, Euribor 3M + 5.65%)(a)(b) 7.75%, 01/15/39		10,500,000	12,339,601

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Skyline Aircraft Series 2006-S3(d) 6.17%, 08/17/33		$3,592,301	$3,498,003
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(b) 7.47%, 07/25/34		4,000,000	3,992,705
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(b) 7.37%, 10/25/34		2,750,000	2,657,928
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%, 6.52% Floor)(a)(b) 8.52%, 04/20/38		2,000,000	2,351,962
Stream Innovations Issuer Trust Series 2024-1A(a) 7.89%, 07/15/44		1,194,198	1,276,802
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,005,783
Trinitas Euro CLO IX DAC Series 9A (Floating, Euribor 3M + 8.32%)(a)(b) 10.38%, 05/15/39		1,500,000	1,771,036
Twin Hospitality I LLC Series 2024-1A(a)(d) 9.00%, 10/26/54		7,396,875	7,396,875
Twin Hospitality I LLC Series 2024-1A(a) 9.00%, 10/26/54		21,697,500	21,474,001
U.S. Auto Funding Trust Series 2022-1A(a)(d)(g)(j) 11.79%, 06/15/29		5,000,000	—
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		863,088	880,278
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 2.70%)(a)(b) 6.57%, 02/25/32		2,583,652	2,587,294
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 7.50%)(a)(b)(d) 11.37%, 02/25/32		8,073,911	8,073,911
Unlock HEA Trust Series 2024-2(a) 6.00%, 10/25/39		6,485,000	5,083,372
Unlock HEA Trust Series 2025-1(a) 6.75%, 07/25/41		16,553,078	16,619,295
Unlock HEA Trust Series 2025-2(a) 6.00%, 11/25/41		5,882,643	5,867,657
Unlock HEA Trust Series 2025-2(a) 7.25%, 11/25/41		5,250,000	5,148,370
Unlock HEA Trust Series 2025-2(a) 6.00%, 11/25/41		7,000,000	5,432,962
UPG HI Issuer Trust Series 2025-2(a) 8.80%, 09/25/47		10,993,000	10,972,073
Upgrade Auto Receivables Trust Series 2025-1A(a)(d)(f)(g) 0.00%, 11/15/33		36,100	2,646,848
Upstart Securitization Trust Series 2022-3(a)(d)(f) 0.00%, 06/20/32		5,575	141,978

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 2.20%)(a)(b) 6.07%, 08/31/32		$7,350,071	$7,338,931
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 3.70%)(a)(b) 7.57%, 08/31/32		6,431,312	6,430,148
US Bank C&I Credit-Linked Notes Series 2025-SUP2 (Floating, U.S. 30-Day Average SOFR + 6.50%)(a)(b) 10.37%, 08/31/32		9,417,279	9,417,180
USB Auto Owner Trust Series 2025-1(a)(f) 0.00%, 12/15/32		22,500	6,303,272
Vista Point Securitization Trust Series 2024-CES1(a)(b) 10.35%, 05/25/54		2,000,000	2,079,370
Vista Point Securitization Trust Series 2024-CES2(a) 7.50%, 10/25/54		1,483,000	1,495,706
Vista Point Securitization Trust Series 2024-CES3(a)(b) 9.49%, 01/25/55		3,077,000	3,154,363
Vista Point Securitization Trust Series 2025-CES1 (Step to 7.53% on 4/25/29)(a)(c) 6.53%, 04/25/55		2,000,000	2,024,965
Vista Point Securitization Trust Series 2025-CES1(a) 7.62%, 04/25/55		3,179,000	3,204,228
Vista Point Securitization Trust Series 2025-CES1(a)(b) 8.96%, 04/25/55		2,696,000	2,742,167
Vista Point Securitization Trust Series 2025-CES2 (Step to 7.37% on 8/25/29)(a)(c) 6.37%, 08/25/55		2,000,000	2,016,530
Vista Point Securitization Trust Series 2025-CES2(a)(b) 8.15%, 08/25/55		3,125,000	3,138,029
Vista Point Securitization Trust Series 2025-CES3 (Step to 6.95% on 11/25/29)(a)(c) 5.95%, 11/25/55		4,000,000	3,998,732
Vista Point Securitization Trust Series 2025-CES3(a) 7.88%, 11/25/55		5,155,000	5,152,914
Wilton Park CLO DAC Series 1A (Floating, Euribor 3M + 5.70%)(a)(b) 7.71%, 07/15/38		3,000,000	3,598,670
TOTAL ASSET-BACKED SECURITIES (Cost $831,642,533)			824,075,096
BANK DEBTS(b)	10.5%
American Greetings Corp. (1M USD CME Term SOFR + 5.75%) 9.47%, 10/23/29		4,967,742	4,898,293
Anchor Glass Container Corp. (3M USD CME Term SOFR + 5.25%) 8.92%, 10/08/30		6,000,000	5,919,000
Brock Holdings III LLC (3M USD CME Term SOFR + 5.75%, 0.50% Floor) 9.42%, 04/09/30		3,979,849	3,986,495

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Clover Holdings LLC (1M USD CME Term SOFR + 4.00%) 7.77%, 12/09/31		$6,139,150	$6,133,379
CMG Media Corp. (3M USD CME Term SOFR + 3.50%) 7.27%, 06/18/29		22,455,219	20,895,030
Cobham Ultra SeniorCo S.a r.l. (6M USD CME Term SOFR + 3.75%) 8.37%, 08/03/29		20,504,798	20,556,060
Confluence Technology (3M USD CME Term SOFR + 5.00%, 0.50% Floor) 8.85%, 07/30/28		3,213,515	3,189,413
CSC Holdings LLC (3M USD PRIME + 1.50%, 1.00% Floor) 8.25%, 04/15/27		24,841,966	21,665,673
Electro Rent LLC (3M USD CME Term SOFR + 7.50%)(d) 11.48%, 12/15/28		4,614,908	4,476,460
Form Technologies LLC (3M USD CME Term SOFR + 5.75%, 0.50% Floor) 9.62%, 07/19/30		5,077,485	4,550,696
Galaxy US Opco, Inc. (3M USD CME Term SOFR + 1.50%, 0.50% Floor) 5.34%, 07/31/30		6,800,330	6,516,144
Gateway Casinos & Entertainment Ltd. (3M USD CME Term SOFR + 6.25%, 0.75% Floor) 9.95%, 12/18/30		994,987	994,162
Gateway Casinos & Entertainment Ltd.(k) 12/18/30		3,989,950	3,986,638
Global Tel Link Corp. (1M USD CME Term SOFR + 7.50%, 3.00% Floor) 11.22%, 07/31/29		12,368,832	12,279,901
Houghton Mifflin Harcourt Co. (1M USD CME Term SOFR + 8.00%, 1.00% Floor) 11.82%, 04/07/28		11,969,309	11,348,462
Houghton Mifflin Harcourt Co.(k) 04/07/28		1,994,898	1,891,423
NEP Group, Inc.(k) 08/19/26		2,178,666	2,167,772
NEP Group, Inc.(k) 08/19/26		2,178,666	2,167,772
Northeast Grocery, Inc. (3M USD CME Term SOFR + 7.50%, 1.00% Floor) 11.38%, 12/13/28		5,386,739	5,400,206
Optiv Parent, Inc. (3M USD CME Term SOFR + 5.25%, 1.00% Floor) 9.11%, 07/31/26		5,894,472	4,157,430
Oscar AcquisitionCo. LLC (3M USD CME Term SOFR + 4.25%, 0.50% Floor) 7.92%, 04/29/29		10,000,000	7,123,200

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 5.50%, 1.00% Floor) 9.19%, 06/20/28		$10,350,775	$10,454,282
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 4.00%) 7.87%, 09/20/28		17,081,755	14,160,775
PREIT Associates, L.P. (1M USD CME Term SOFR + 7.00%) 10.77%, 04/01/29		1,404,588	1,421,275
PREIT Associates, L.P. (1M USD CME Term SOFR + 5.50%) 9.25%, 12/31/28		453,333	442,000
PREIT Associates, L.P.(l) 12/31/28		911,303	888,521
PREIT Associates, L.P. (1M USD CME Term SOFR + 5.50%) 9.22%, 12/31/28		635,363	619,479
Pretium PKG Holdings, Inc. (3M USD CME Term SOFR + 5.00%, 1.00% Floor) 8.90%, 10/02/28		8,777,855	8,764,161
TOTAL BANK DEBTS (Cost $198,523,212)			191,054,102
CORPORATE BONDS	17.2%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		17,059,000	17,170,003
AMC Networks, Inc.(a) 10.25%, 01/15/29		3,446,000	3,613,906
Anywhere Real Estate Group LLC(a) 5.25%, 04/15/30		1,625,000	1,513,763
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,882,986
Brand Industrial Services, Inc.(a) 10.38%, 08/01/30		9,325,000	9,144,490
Brookfield Property REIT, Inc.(a) 5.75%, 05/15/26		20,454,000	20,354,332
Champ Acquisition Corp.(a) 8.38%, 12/01/31		5,000,000	5,401,315
CTR Partnership L.P.(a) 3.88%, 06/30/28		8,904,000	8,766,105
DISH DBS Corp. 7.75%, 07/01/26		83,000,000	81,989,742
FMC Corp. 4.50%, 10/01/49		1,525,000	972,168
FMC Corp. 6.38%, 05/18/53		4,460,000	3,323,944
FMC Corp. 5.65%, 05/18/33		1,882,000	1,652,483
Freedom Funding Center LLC(a)(m) 12.00%, 10/01/32		2,460,000	2,583,000

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Frontier Communications Holdings LLC(a) 8.75%, 05/15/30		$5,000,000	$5,221,755
HAH Group Holding Co. LLC(a) 9.75%, 10/01/31		16,766,000	15,765,974
Hewlett Packard Enterprise Co. 4.85%, 10/15/31		5,000,000	5,057,075
HOA Royalty Co. LLC(a)(d) 4.72%, 11/22/55		14,131,592	10,147,156
LABL, Inc.(a) 10.50%, 07/15/27		27,749,000	17,149,656
Martin Midstream Partners L.P.(a) 11.50%, 02/15/28		17,168,000	17,725,960
MPT Operating Partnership L.P. 0.99%, 10/15/26		14,720,000	16,536,349
Pagaya US Holdings Co. LLC(a) 8.88%, 08/01/30		3,500,000	3,053,769
Sealed Air Corp.(a) 7.25%, 02/15/31		4,805,000	5,004,398
Sealed Air Corp.(a) 6.50%, 07/15/32		6,245,000	6,478,363
Shutterfly Finance LLC(a)(m) 8.50%, 10/01/27		2,000,000	1,922,500
TKC Holdings, Inc.(a) 10.50%, 05/15/29		16,447,000	16,900,296
VICI Properties L.P.(a) 4.25%, 12/01/26		5,000,000	4,999,553
SLM Corp. 3.13%, 11/02/26		5,000,000	4,915,005
Sealed Air Corp.(a) 6.88%, 07/15/33		12,500,000	13,165,174
Staples, Inc.(a) 10.75%, 09/01/29		9,000,000	8,947,626
TOTAL CORPORATE BONDS (Cost $321,543,847)			311,358,846
FOREIGN ISSUER BONDS	3.2%
Avianca Midco 2 PLC(a) 9.00%, 12/01/28		5,600,000	5,637,296
Avianca Midco 2 PLC(a) 9.63%, 02/14/30		15,000,000	15,051,000
Latam Airlines Group S.A.(a) 7.88%, 04/15/30		2,839,000	2,985,975
Latam Airlines Group S.A.(a) 7.63%, 01/07/31		5,000,000	5,249,663
Pembroke Olive Downs Pty Ltd. 11.50%, 02/18/30		5,000,000	4,855,718
Seagate Data Storage Technology Pte Ltd.(a) 8.25%, 12/15/29		3,490,000	3,700,925

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Stonegate Pub Co. Financing 2019 PLC(a) 10.75%, 07/31/29		$13,958,000	$18,667,440
Stonegate Pub Co. Financing 2019 PLC 10.75%, 07/31/29		1,665,000	2,226,772
TOTAL FOREIGN ISSUER BONDS (Cost $57,134,313)			58,374,789
MORTGAGE-BACKED SECURITIES	12.7%
PRIVATE	6.2%
Home Equity	3.1%
Angel Oak Mortgage Trust Series 2022-3(a)(b) 4.13%, 01/10/67		5,076,669	4,816,975
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,021,920	3,431,279
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,450,880	3,483,250
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,919,587
CWHEQ Home Equity Loan Trust Series 2006-S2(d) 5.60%, 07/25/27		272,073	257,112
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.02% on 2/25/26)(c)(n) 5.45%, 06/25/21		1	527,820
CWHEQ Home Equity Loan Trust Series 2006-S5(n) 5.75%, 06/25/35		2	1,543,915
FIGRE Trust Series 2024-HE1(a)(b) 10.03%, 03/25/54		1,000,000	1,079,593
GS Mortgage-Backed Securities Trust Series 2025-HE1 (Floating, U.S. 30-Day Average SOFR + 2.45%)(a)(b) 6.32%, 10/25/55		2,000,000	2,006,663
GS Mortgage-Backed Securities Trust Series 2025-HE1 (Floating, U.S. 30-Day Average SOFR + 3.30%)(a)(b) 7.17%, 10/25/55		2,500,000	2,527,797
GS Mortgage-Backed Securities Trust Series 2025-HE2 (Floating, U.S. 30-Day Average SOFR + 3.10%)(a)(b) 6.97%, 12/25/65		5,500,000	5,537,398
GS Mortgage-Backed Securities Trust Series 2025-HE2 (Floating, U.S. 30-Day Average SOFR + 4.10%)(a)(b) 7.97%, 12/25/65		3,500,000	3,527,167
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(b)(g) 4.31%, 09/25/36		2,708,000	643
Home Equity Mortgage Trust Series 2006-3 (Step to 5.80% on 1/25/26)(c)(g) 6.09%, 09/25/36		2,598,591	138,908
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b)(d)(g) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(b)(g) 4.35%, 11/25/36		1,354,000	785

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Home Equity Mortgage Trust Series 2006-4(e) 6.23%, 11/25/36		$1,607,435	$99,059
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor)(b)(d) 4.25%, 01/25/37		253,895	12,695
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 4.96% on 2/25/26)(a)(c) 5.04%, 06/25/67		4,000,000	3,244,337
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.24% on 7/25/26)(a)(c) 6.25%, 08/25/67		3,000,000	2,994,070
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.24% on 7/25/26)(a)(c) 6.25%, 08/25/67		1,125,000	1,122,162
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(b)(d) 4.29%, 12/16/35		941,782	753,426
PRPM Trust Series 2022-INV1(a)(b) 4.16%, 04/25/67		2,600,000	2,315,538
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(b)(g)(h) 1.47%, 07/25/36		11,997,679	863,083
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(b) 10.25%, 06/01/53		10,502,250	10,551,037
Total Home Equity (Cost $55,962,434)			55,754,427
Commercial Mortgage-Backed Securities	3.1%
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(b) 10.12%, 02/25/29		19,291,011	19,098,750
Velocity Commercial Capital Loan Trust Series 2025-1(a)(b) 10.15%, 02/25/55		8,489,131	8,600,133
Velocity Commercial Capital Loan Trust Series 2025-3(a)(b) 7.38%, 06/25/55		2,146,759	2,187,591
Velocity Commercial Capital Loan Trust Series 2025-4(a)(b) 6.31%, 09/25/55		13,949,179	13,912,054
Velocity Commercial Capital Loan Trust Series 2025-4(a)(b) 9.35%, 09/25/55		12,952,809	12,908,750
Total Commercial Mortgage-Backed Securities (Cost $56,956,176)			56,707,278
U.S. GOVERNMENT AGENCIES	6.5%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(g)(h) 1.68%, 07/25/43		6,429,016	703,852
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(g)(h) 1.53%, 05/25/50		14,021,657	1,499,967
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(g)(h) 1.29%, 04/25/52		27,224,324	2,503,391

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae REMICS Series 2024-9 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(h) 1.58%, 03/25/50		$44,666,830	$4,956,991
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN3 (Floating, U.S. 30-Day Average SOFR + 6.85%)(a)(b) 10.72%, 11/25/51		5,000,000	5,294,867
Freddie Mac Multifamily Structured Credit Risk Series 2024-MN9 (Floating, U.S. 30-Day Average SOFR + 6.00%)(a)(b) 9.87%, 10/25/44		3,000,000	3,100,349
Freddie Mac Multifamily Structured Credit Risk Series 2025-MN11 (Floating, U.S. 30-Day Average SOFR + 4.40%)(a)(b) 8.27%, 07/25/45		12,000,000	12,271,447
Freddie Mac Multifamily Structured Credit Risk Series 2025-MN12 (Floating, U.S. 30-Day Average SOFR + 4.50%)(a)(b) 8.37%, 11/25/45		8,000,000	8,001,302
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(h) 1.55%, 10/15/44		14,615,447	1,548,285
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR)(b)(g)(h) 1.58%, 03/25/50		14,179,719	1,538,855
Freddie Mac REMICS Series 5370 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(h) 1.55%, 05/15/48		43,515,576	4,833,027
Freddie Mac REMICS Series 5386 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(g)(h) 1.55%, 03/15/48		47,533,845	5,435,952
Freddie Mac REMICS Series 5564 (Floating, 5.80% - U.S. 30-Day Average SOFR)(b)(g)(h) 1.93%, 08/25/55		60,838,234	4,325,897
Government National Mortgage Association Series 2013-9 (Floating, 6.64% - CME Term SOFR 1M, 6.75% Cap)(b)(g)(h) 2.28%, 01/20/43		14,579,882	1,925,391
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(g)(h) 1.63%, 09/20/46		9,304,044	1,127,667
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(h) 1.58%, 09/20/49		39,065,762	4,751,522
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(h) 1.58%, 09/20/49		8,422,185	1,000,077
Government National Mortgage Association Series 2019-115 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(g)(h) 1.63%, 09/20/49		16,536,662	2,042,370
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(b)(g)(h) 1.53%, 02/20/49		32,071,648	3,086,434
Government National Mortgage Association Series 2020-7 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(h) 1.58%, 01/20/50		15,025,193	1,859,277

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(b)(g)(h) 1.83%, 09/20/51		$11,634,878	$1,625,420
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(g)(h) 0.00%, 11/20/51		138,264,740	1,858,403
Government National Mortgage Association Series 2021-41 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(g)(h) 1.58%, 02/20/49		20,924,176	2,418,088
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(g)(h) 1.63%, 08/20/49		27,387,699	3,106,187
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR * 4.33, 28.17% Cap)(b) 11.19%, 09/20/53		2,187,829	2,439,056
Government National Mortgage Association Series 2023-147 (Floating, 6.25% - U.S. 30-Day Average SOFR, 6.25% Cap)(b)(g)(h) 1.90%, 04/20/51		27,613,399	3,889,311
Government National Mortgage Association Series 2023-75 (Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap)(b)(g)(h) 1.73%, 04/20/48		77,678,994	9,956,956
Government National Mortgage Association Series 2024-128 (Floating, 18.29% - U.S. 30-Day Average SOFR * 2.75, 18.29% Cap)(b) 7.51%, 08/20/54		4,239,974	4,500,967
Government National Mortgage Association Series 2024-171 (Floating, 5.95% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(g)(h) 1.60%, 09/20/52		49,888,311	4,566,507
Government National Mortgage Association Series 2024-173 (Floating, 6.59% - CME Term SOFR 1M, 6.70% Cap)(b)(g)(h) 2.23%, 11/20/43		24,662,532	3,159,029
Government National Mortgage Association Series 2024-23 (Floating, 6.20% - U.S. 30-Day Average SOFR, 6.20% Cap)(b)(g)(h) 1.85%, 05/20/51		33,203,076	4,617,598
Government National Mortgage Association Series 2025-173 (Floating, 3.95% - U.S. 30-Day Average SOFR)(b)(h) 0.03%, 10/20/55		497,568,902	5,039,527
TOTAL U.S. GOVERNMENT AGENCIES (Cost $119,411,219)			118,983,969
TOTAL MORTGAGE-BACKED SECURITIES (Cost $232,329,829)			231,445,674
OTHER	0.0%
Escrow HOA(d)(g)(o)		14,500,000	—
TOTAL OTHER (Cost $—)			—
U.S. GOVERNMENT OBLIGATIONS	0.6%
U.S. Treasury Note 4.25%, 08/15/35		10,000,000	10,093,750
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $10,093,664)			10,093,750

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MUNICIPAL BONDS	4.4%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		$34,294,946	$33,357,988
Commonwealth of Puerto Rico(p) 0.00%, 11/01/43		30,857,143	19,748,571
PR Custodial Trust(g)(p) 0.00%, 03/15/49		521,000	71,197
PRCCDA Custodial Trust(p) 0.00%, 03/15/49		1,415,000	322,250
PRHTA Custodial Trust(p) 0.00%, 12/06/49		2,545,000	737,950
PRHTA Custodial Trust(p) 0.00%, 12/06/49		1,855,000	434,546
PRHTA Custodial Trust(p) 0.00%, 12/06/49		2,490,000	567,188
PRIFA Custodial Trust(g)(p) 0.00%, 03/15/49		36,764,000	8,861,462
PRIFA Custodial Trust(g)(p) 0.00%, 03/15/49		73,420,000	14,354,748
PRIFA Custodial Trust(p) 0.00%, 03/15/49		4,128,000	1,108,314
PRIFA Custodial Trust(p) 0.00%, 03/15/49		1,325,000	322,806
PRIFA Custodial Trust(p) 0.00%, 03/15/49		1,029,000	318,208
PRIFA Custodial Trust(p) 0.00%, 03/15/49		1,345,000	374,486
TOTAL MUNICIPAL BONDS (Cost $81,720,612)			80,579,714

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Twin Hospitality Group, Inc., Expires on 01/30/30, Strike Price USD 0.00(d)(g)		160,755	—
TOTAL WARRANTS (Cost $—)			—
SHORT-TERM INVESTMENTS	5.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(q)		99,851,496	99,851,496
TOTAL SHORT-TERM INVESTMENTS (Cost $99,851,496)			99,851,496
TOTAL INVESTMENTS (Cost $1,832,839,506)	99.5%		1,806,833,467
NET OTHER ASSETS (LIABILITIES)	0.5%		8,496,167
NET ASSETS	100.0%		$1,815,329,634

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. As of December 31,
2025, these securities had a total market value of $1,205,713,568 or 66% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at December 31, 2025, and the related index and spread are shown parenthetically for each security, when applicable.
(c)Step coupon bond. Rate as of December 31, 2025 is disclosed.
(d)Security valued pursuant to Level 3 unobservable inputs. As of December 31, 2025, these securities had a total market value of $102,476,709 or 5% of net assets.
(e)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(f)Equity tranche security.
(g)Non-income producing security.
(h)Interest only security.
(i)Perpetual bond. Maturity date represents next call date.
(j)Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date.
(l)Position is unfunded. Contract rate was not determined at December 31, 2025 and does not take effect until drawn.
(m)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(n)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(o)Represents litigation trust units received when HOA, LLC emerged from bankruptcy.
(p)Zero coupon bond.
(q)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
Forward foreign currency exchange contracts at December 31, 2025:
Counterparty	Settlement Date	Currency Purchased	Currency Purchased Amount	Currency Sold	Currency Sold Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs International	01/12/26	USD	16,275,509	EUR	13,965,000	$(145,807)
Subtotal Depreciation						(145,807)
Total						$(145,807)